Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Income Tax Benefit Recognized for our Share-Based Compensation Arrangements
Compensation cost charged against income, primarily selling, general and administrative expense, and the income tax benefit recognized for our share-based compensation arrangements is included below:

	Years Ended December 31,
	2016	2015	2014
		(In thousands)
Total share-based compensation cost	$18,178	$17,745	$18,858
Income tax benefit	7,069	6,867	7,334

Fair Values for SARs and Stock Options Estimated on Grant Date Using Black-Scholes-Merton Option-Pricing Formula Which Incorporates Assumptions
We recognize compensation cost for all awards based on their fair values. The fair values for SARs are estimated on the grant date using the Black-Scholes-Merton option-pricing formula which incorporates the assumptions noted in the following table. Expected volatility is based on historical volatility, and expected term is based on historical exercise patterns of SAR holders. The fair value of restricted stock units with service vesting conditions or performance vesting conditions is the closing market price of our common stock on the date of grant. We estimate the fair value of certain restricted stock units with market conditions using a Monte Carlo simulation valuation model with the assistance of a third party valuation firm. Compensation costs for awards with service conditions are amortized to expense using the straight-line method. Compensation costs for awards with performance conditions and graded vesting are amortized to expense using the graded attribution method.

	Years Ended December 31,
	2016	2015	2014
	(In thousands, except weighted average fair value and assumptions)
Weighted-average fair value of SARs and options granted	$18.79	$31.22	$35.46
Total intrinsic value of SARs converted and options exercised	9,678	14,697	24,023
Cash received for options exercised	—	30	48
Tax benefit related to share-based compensation	1,171	5,050	6,859
Weighted-average fair value of restricted stock shares and units granted	54.52	96.52	72.46
Total fair value of restricted stock shares and units vested	8,171	7,696	7,888
Expected volatility	37.47%	35.66%	52.63%
Expected term (in years)	5.7	5.7	5.8
Risk-free rate	1.32%	1.59%	1.79%
Dividend yield	0.38%	0.22%	0.28%

Summary of Share Based Compensation Activity

	SARs and Stock Options				Restricted Shares and Units
	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value	Number	Weighted- Average Grant-Date Fair Value
		(In thousands, except exercise prices, fair values, and contractual terms)
Outstanding at January 1, 2016	1,189	$53.80			464	$74.50
Granted	286	52.91			195	54.52
Exercised or converted	(305)	39.36			(159)	51.44
Forfeited or expired	(46)	71.01			(46)	69.64
Outstanding at December 31, 2016	1,124	$56.79	6.9	$20,214	454	$69.55
Vested or expected to vest at December 31, 2016	1,112	$56.66	6.9	$20,143
Exercisable or convertible at December 31, 2016	640	50.89	5.6	15,289